Note 4 - Loans (Details Textual)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Loans Receivable with Fixed Rates of Interest	$ 192,220,000	$ 172,238,000
Loans and Leases Receivable, Gross	683,575,000	609,559,000
Impaired Financing Receivable, Average Recorded Investment	1,578,000	2,558,000	$ 2,788,000
Impaired Financing Receivable, Interest Income, Accrual Method	$ 103,000	$ 167,000	43,000
Financing Receivable, Modifications, Number of Contracts	0	0
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	0	0
Financing Receivable, after Allowance for Credit Loss, Total	$ 132,908,000	$ 121,969,000
Provision for Loan and Lease Losses	(1,000,000)	300,000	6,200,000
Loans and Leases Receivable, Related Parties, Ending Balance	1,330,000	1,105,000	$ 965,000	$ 1,154,000
Benchmark Bancorp, Inc. [Member]
Financing Receivable, after Allowance for Credit Loss, Total	52,000	122,000
Ohio State Bancshares Inc [Member]
Financing Receivable, after Allowance for Credit Loss, Total	72,000	50,000
Ohio State Bancshares Inc and Benchmark Bancorp, Inc. [Member]
Provision for Loan and Lease Losses	0	$ 0
Income-generating Rental Property Loan [Member]
Loans and Leases Receivable, Gross	$ 322,200,000
Financing Receivable, Percentage of Total Loans	47.10%